SHARE-BASED COMPENSATION ARRANGEMENTS (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period vesting conditions	between 0.5-4 years
Number of options outstanding	4,772,000	6,026,000	3,781,000
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 5,867	$ 3,412
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	777,000	7,366,000
Restricted Share Units | Executives and employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	777,448	7,366,472
Restricted Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 31,923	$ 29,530
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	168,000	2,668,000
Performance Stock Units | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	168,048	2,668,240
Performance Stock Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 12,715	$ 9,876